UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789

(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2005

Date of reporting period: 6/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. The Semi- Annual Report to Shareholders for the period ended June 30, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Semi-Annual Report
June 30, 2005
(Unaudited)

Timothy Plan Family of Funds:

Small-Cap Variable Series

LETTER FROM THE PRESIDENT

June 30, 2005 (Unaudited)

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

As you have probably noticed, the first six months of 2005 have been rather volatile in terms of overall market performance. The first four months were quite negative while performance improved significantly in May and June, not only for the market as a whole but also for our funds in particular. Market behavior thus far this year (and actually thus far this decade) continues to validate the old adage: “It takes time to make money in the stock market.”

Our instructions to each of our sub-advisors, however, have been consistent and are simply this (in order of priority):

1)	Comply with our screening research,

2)	Preservation of principal is job #1, and

3)	Out-perform your index, net of operating costs, over full market cycles.

Although there is no way to guarantee points two and three above, each of our managers has done a pretty good job in their respective asset class categories. While future investment performance can only be prognosticated and certainly not guaranteed, our managers have also expressed confidence that our funds should close the year of 2005 in positive territory.

Regardless of how we close this year, we have complete confidence in each of our managers (all of which have long, established, and respectable investment management histories.) The non-negotiable at Timothy remains the non-negotiable; i.e., we will not invest one dollar of our shareholders’ money in any publicly traded company that has a pattern of funding or otherwise contributing to the moral disintegration of our culture.

Once again, thank you for your conviction that has made you part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN SMALL CAP VARIABLE SERIES

FUND PROFILE:

Top Ten Holdings

(% of Net Assets)

CommScope, Inc.	4.17%
URS Corp.	3.95%
infoUSA, Inc.	3.80%
Swift Energy Co.	3.57%
UNOVA, Inc.	3.41%
United Auto Group, Inc.	3.39%
Interactive Data Corp.	3.38%
Charles River Laboratories, Inc.	3.29%
John Wiley & Sons, Inc.	3.23%
Lennox International, Inc.	3.23%

35.42%

Industries

(% of Net Assets)

Industrial	21.95%
Consumer, Cyclical	16.05%
Consumer, Non-cyclical	12.33%
Financial	11.37%
Technology	9.34%
Communications	8.98%
Energy	8.80%
Healthcare	3.29%
Other Assets less Liabilities, Net	7.89%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [2]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN SMALL CAP VARIABLE SERIES

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual	$1,000.00	$933.50	$5.75
Hypothetical (5% return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (6.65)% for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [3]

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 92.10%

number of shares		market value
	AIR DELIVERY & FREIGHT SERVICES - 0.51%
1,000	Hub Group, Inc.*	$25,050

	AUCTION HOUSE/ART DEALER - 2.26%
5,100	Adesa, Inc.	111,027

	BUILDING - MOBILE HOME/MANUFACTURED HOUSING - 1.68%
8,300	Champion Enterprises, Inc.*	82,502

	BUILDING PRODUCTS - AIR & HEATING - 3.23%
7,500	Lennox International, Inc.	158,775

	CIRCUIT BOARDS - 1.36%
8,800	TTM Technologies, Inc.*	66,968

	COMMERCIAL SERVICES - FINANCE - 4.87%
8,000	Interactive Data Corp.*	166,240
3,400	NCO Group, Inc.*	73,542

		239,782

	DATA PROCESSING/MANAGEMENT - 4.58%
16,000	InfoUSA, Inc.	187,200
2,000	MoneyGram International, Inc.	38,240

		225,440

	DISTRIBUTION/WHOLESALE - 6.08%
3,500	Hughes Supply, Inc.	98,350
1,100	Scansource, Inc.*	47,234
4,200	Tech Data Corp.*	153,762

		299,346

	DIVERSIFIED MANUFACTURING OPERATIONS - 4.68%
5,000	Federal Signal Corp.	78,000
14,200	Jacuzzi Brands, Inc.*	152,366

		230,366

	E-COMMERCE/PRODUCTS - 1.57%
11,000	1-800-Flowers.Com, Inc.*	77,440

	ELECTRIC - INTEGRATED - 0.00%
1	Allete, Inc.	50

	ELECTRONICS COMPONENTS - MISC - 1.85%
3,000	Benchmark Electronics, Inc.	91,260

	ENGINEERING/R&D SERVICES - 3.95%
5,200	URS Corp.*	194,220

	FINANCIAL GUARANTEE INSURANCE - 2.38%
3,000	PMI Group, Inc.	116,940

	INDUSTRIAL AUTOMATION/ROBOTICS - 3.41%
6,300	Unova, Inc.*	167,769

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [4]

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 92.10% (cont.)

number of shares		market value
	INVESTMENT COMPANIES - 1.04%
3,000	MCG Capital Corp.	$51,240

	MEDICAL - BIOMEDICAL/GENETICS - 4.01%
600	Bio-Rad Laboratories, Inc.*	35,526
3,360	Charles River Laboratories International, Inc.*	162,120

		197,646

	MEDICAL - DRUGS - 1.45%
4,250	K-V Pharmaceutical Co.*	71,187

	MEDICAL INFORMATION SYSTEMS - 1.79%
6,400	Dendrite International, Inc.*	88,320

	METAL PROCESSORS & FABRICATION - 2.83%
5,000	Kaydon Corp.	139,250

	OIL COMPANY - EXPLORATION & PRODUCTION - 8.80%
5,000	Comstock Resources, Inc.*	126,450
5,000	Energy Partners Ltd.*	131,050
4,900	Swift Energy Corp.*	175,518

		433,018

	PUBLISHING - BOOKS - 3.23%
4,000	John Wiley & Sons, Inc.	158,920

	REITS - DIVERSIFIED - 1.14%
3,000	Crescent Real Estate Equities Trust	56,250

	REITS - HOTELS - 2.12%
10,000	Highland Hospitality Corp.	104,500

	REITS - MORTGAGE - 1.97%
10,000	Aames Investment Corp.	97,200

	RETAIL - APPAREL/SHOE - 2.92%
3,300	Stage Stores, Inc.*	143,880

	RETAIL - AUTOMOBILE - 3.39%
5,600	United Auto Group, Inc.	166,880

	RETAIL - RESTAURANTS - 1.97%
2,500	CBRL Group, Inc.	97,150

	SAVINGS & LOAN/THRIFTS - 2.72%
8,000	Commercial Capital Bancorp, Inc.	133,680

	SEMICONDUCTOR EQUIPMENT - 2.96%
15,000	Axcelis, Inc.*	102,900
6,000	Mattson Technology, Inc.*	42,960

		145,860

	TELECOMMUNICATIONS EQUIPMENT - 4.17%
11,800	CommScope, Inc.*	205,438

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [5]

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 92.10% (cont.)

number of shares		market value
	VITAMINS & NUTRITION PRODUCTS - 2.53%
4,800	NBTY, Inc.*	$124,512

	WIRE & CABLE PRODUCTS - 0.65%
1,500	Belden CDT, Inc.	31,800

	Total Common Stocks (cost $3,895,411)	4,533,666

SHORT-TERM INVESTMENTS - 7.39%

number of shares		market value
165,651	Federated Cash Trust Series II Treasury	165,651
197,906	First American Treasury Obligations Fund, Class A	197,906

	Total Short-Term Investments (cost $363,557)	363,557

	TOTAL INVESTMENTS - 99.49% (identified cost $4,258,968)	4,897,223

	OTHER ASSETS AND LIABILITIES, NET - 0.51%	24,882

	NET ASSETS - 100.00%	$4,922,105

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [6]

SMALL CAP VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $4,258,968) [NOTE 1]	$4,897,223
Receivables:
Interest	567
Dividends	13,290
Securities Sold	18,978
Prepaid Expenses	235

Total Assets	$4,930,293

LIABILITIES
amount
Accrued Advisory Fees	$1,454
Payable for Fund Shares Redeemed	4,569
Accrued Expenses	2,165

Total Liabilities	$8,188

NET ASSETS
amount
Net Assets	$4,922,105

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$3,934,853
Undistributed Net Investment Income	5,005
Accumulated Net Realized Gain on Investments	343,992
Net Unrealized Appreciation in Value of Investments	638,255

Net Assets	$4,922,105

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	313,308

Net Asset Value, Offering and Redemption Price Per Share ($4,922,105 / 313,308 Shares)	$15.71

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [7]

SMALL CAP VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME

amount
Interest	$4,000
Dividends	30,881

Total Investment Income	34,881

EXPENSES
amount
Investment Advisory Fees [Note 3]	24,897
Fund Accounting, Transfer Agency, & Administration Fees	6,164
Custodian Fees	1,893
Audit Fees	944
Participation Fees	4,979
Printing Expense	468
Legal Expense	738
Insurance Expense	165
Miscellaneous Expense	1,335

Total Expenses	41,583

Expenses Waived by Advisor [Note 3]	(11,707)

Total Net Expenses	29,876

Net Investment Income	5,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(29,715)
Net Change in Unrealized Appreciation of Investments	(347,056)

Net Realized and Unrealized Loss on Investments	(376,771)

Decrease in Net Assets Resulting from Operations	$(371,766)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [8]

SMALL CAP VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/05 (unaudited)	year ended 12/31/04
Operations:
Net Investment Gain (Loss)	$5,005	$(4,700)
Net Realized Gain (Loss) on Investments	(29,715)	793,735
Net Change in Unrealized Appreciation of Investments	(347,056)	(210,033)

Net Increase/(Decrease) in Net Assets (resulting from operations)	(371,766)	579,002

Distributions to Shareholders:
Net Investment Income	—	—
Net Realized Gains	—	—

Total Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from Shares Sold	111,414	227,902
Dividends Reinvested	—	—
Cost of Shares Redeemed	(380,963)	(543,700)

Decrease in Net Assets (resulting from capital share transactions)	(269,549)	(315,798)

Total Increase (Decrease) in Net Assets	(641,315)	263,204

Net Assets:
Beginning of Period	5,563,420	5,300,216

End of Period	$4,922,105	$5,563,420

Accumulated Undistributed Income:	$5,005	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	7,050	14,509
Shares Reinvested	—	—
Shares Redeemed	(24,403)	(34,941)

Net Decrease in Number of Shares Outstanding	(17,353)	(20,432)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [9]

SMALL CAP VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 06/30/05(c)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$16.83		$15.10	$10.70	$13.05	$12.29	$12.37

Income from Investment Operations:
Net Investment Income (Loss)	0.02		(0.01)	(0.03)	(0.01)	(0.02)	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		1.74	4.43	(2.26)	1.42	0.94

Total from Investment Operations	(1.12)		1.73	4.40	(2.27)	1.40	1.01

Less Distributions:
Dividends from Net Investment Income	—		—	—	—	—	(0.08)
Dividends from Realized Gains	—		—	—	—	(0.64)	(1.01)
Return of Capital	—		—	—	(0.08)	—	—

Total Distributions	—		—	—	(0.08)	(0.64)	(1.09)

Net Asset Value at End of Period	$15.71		$16.83	$15.10	$10.70	$13.05	$12.29

Total Return (a)	(6.65)%		11.46%	41.12%	(17.38)%	11.48%	8.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,922		$5,563	$5,300	$4,839	$5,114	$3,326

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.67	%(b)	1.63%	1.56%	1.82%	2.00%	1.83%
After Reimbursement and Waiver of Expenses by Advisor	1.20	%(b)	1.20%	1.20%	1.20%	1.20%	1.20%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.27	)%(b)	(0.52)%	(0.55)%	(0.73)%	(0.94)%	0.11%
After Reimbursement and Waiver of Expenses by Advisor	0.20	%(b)	(0.09)%	(0.19)%	(0.11)%	(0.14)%	0.74%

Portfolio Turnover	38.66%		63.35%	51.95%	69.14%	67.40%	85.82%

(a)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(b)	Annualized
(c)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [10]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

SMALL CAP VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Small-Cap Variable Series (the “Fund”) was organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and American Depositary Receipts (ADRs) while abiding by ethical standards established for investments by the Fund. The Fund is one of a series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation.

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Unlisted securities, or listed securities in which there were no sales, are valued at the closing bid. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Net Asset Value Per Share.

Net asset value per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. Federal Income Taxes.

It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 – Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $1,754,135 and $1,725,676 respectively, for the six months ended June 30, 2005.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment Advisor for the Fund pursuant to an investment Advisory Agreement (the “Agreement”) effective February 27, 2004. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor has voluntarily agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.20% of average daily net assets through December 31, 2004. As a result, the Advisor has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $11,707 for the six months ended June 30, 2005. There is no guarantee that the Advisor will waive fees and/or reimburse expenses in the future.

Timothy Plan Notes to Financial Statements [11]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

SMALL CAP VARIABLE SERIES

At June 30, 2005, the cumulative amounts available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Fund are as follows:

funds
Small-Cap Variable Series	$86,710

At June 30, 2005, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

	December 31,
funds	2005	2006	2007	2008
Small-Cap Variable Series	$34,673	$17,225	$23,105	$11,707

Note 4 – Unrealized Appreciation (Depreciation)

At June 30, 2005, the cost for federal income tax purposes is $4,258,968. At June 30, 2005, the composition of gross unrealized appreciation (depreciation) of investment securities for tax purposes is as follows:

	Appreciation	Depreciation	Net Appreciation
The Timothy Plan Small-Cap Variable Series	$821,444	$(183,189)	$638,255

Note 5 – Distributions to Shareholders

There were no distributions paid during the years ended December 31, 2004 and 2003.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Small-Cap Variable Fund
Undistributed Ordinary Income	$—
Undistributed Long-term Capital Gains	373,708
Unrealized Appreciation	985,311

$1,359,019

The components of net assets are estimated because final tax characteristics cannot be determined until fiscal year end.

Note 6 – N-Q Disclosure & Proxy Procedures

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov n addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trusts’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [12]

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By:	/s/ Arthur D. Ally
Arthur D. Ally, PRESIDENT

Date 8/31/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur D. Ally
Arthur D. Ally, PRESIDENT

Date 8/31/2005

By:	/s/ Arthur D. Ally
Arthur D. Ally, TREASURER

Date 8/31/2005

* Print the name and title of each signing officer under his or her signature.